UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-04797
                                                     ---------

                   OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.
                   ------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                       Date of fiscal year end: OCTOBER 31
                                                ----------

                   Date of reporting period: JANUARY 31, 2007
                                             ----------------


ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Quest Capital Value Fund, Inc.

STATEMENT OF INVESTMENTS   JANUARY 31, 2007  /  UNAUDITED

                                                                                            Shares                 Value
-----------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--98.3%
-----------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--13.2%
-----------------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.0%
Cheesecake Factory, Inc. (The) 1                                                            179,300    $        4,954,059
-----------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--2.2%
Centex Corp.                                                                                210,000            11,274,900
-----------------------------------------------------------------------------------------------------------------------------
MEDIA--5.9%
Lamar Advertising Co., Cl. A 1                                                              120,300             7,973,484
-----------------------------------------------------------------------------------------------------------------------------
Omnicom Group, Inc.                                                                         108,221            11,384,849
-----------------------------------------------------------------------------------------------------------------------------
WPP Group plc, Sponsored ADR                                                                146,600            10,801,488
                                                                                                       ---------------------
                                                                                                               30,159,821
-----------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--3.1%
TJX Cos., Inc. (The)                                                                        544,100            16,089,037
-----------------------------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--1.0%
K-Swiss, Inc., Cl. A                                                                        162,100             5,125,602
-----------------------------------------------------------------------------------------------------------------------------
ENERGY--8.9%
-----------------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--3.1%
FMC Technologies, Inc. 1                                                                    185,100            11,463,243
-----------------------------------------------------------------------------------------------------------------------------
National Oilwell Varco, Inc. 1                                                               70,200             4,256,928
                                                                                                       ---------------------
                                                                                                               15,720,171
-----------------------------------------------------------------------------------------------------------------------------
OIL & GAS--5.8%
ConocoPhillips                                                                              162,100            10,765,061
-----------------------------------------------------------------------------------------------------------------------------
Hess Corp.                                                                                  162,200             8,757,178
-----------------------------------------------------------------------------------------------------------------------------
Range Resources Corp.                                                                       174,800             5,364,612
-----------------------------------------------------------------------------------------------------------------------------
Spectra Energy Corp. 1                                                                      188,550             4,924,926
                                                                                                       ---------------------
                                                                                                               29,811,777
-----------------------------------------------------------------------------------------------------------------------------
FINANCIALS--30.8%
-----------------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--3.2%
Bank of New York Co., Inc. (The)                                                            281,200            11,250,812
-----------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                                    54,300             5,080,308
                                                                                                       ---------------------
                                                                                                               16,331,120
-----------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--4.8%
M&T Bank Corp.                                                                               42,900             5,204,199
-----------------------------------------------------------------------------------------------------------------------------
Prosperity Bancshares, Inc.                                                                  77,500             2,712,500
-----------------------------------------------------------------------------------------------------------------------------
Zions Bancorp                                                                               197,400            16,743,468
                                                                                                       ---------------------
                                                                                                               24,660,167
-----------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--10.3%
CIT Group, Inc.                                                                             130,500             7,694,280
-----------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                             396,300            21,848,019
-----------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.                                                                        453,300            23,086,569
                                                                                                       ---------------------
                                                                                                               52,628,868
-----------------------------------------------------------------------------------------------------------------------------
INSURANCE--10.3%
Conseco, Inc. 1                                                                             284,900             5,655,265
-----------------------------------------------------------------------------------------------------------------------------
Everest Re Group Ltd.                                                                       121,000            11,325,600
-----------------------------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The)                                               114,500            10,867,195
-----------------------------------------------------------------------------------------------------------------------------
OneBeacon Insurance Group Ltd. 1                                                            196,100             5,077,029
-----------------------------------------------------------------------------------------------------------------------------
Reinsurance Group of America, Inc.                                                           89,200             5,186,980
-----------------------------------------------------------------------------------------------------------------------------
RenaissanceRe Holdings Ltd.                                                                 134,100             7,143,507

                 1 | Oppenheimer Quest Capital Value Fund, Inc.

Oppenheimer Quest Capital Value Fund, Inc.

STATEMENT OF INVESTMENTS   JANUARY 31, 2007  /  UNAUDITED

                                                                                            Shares                 Value
-----------------------------------------------------------------------------------------------------------------------------
INSURANCE CONTINUED
StanCorp Financial Group, Inc.                                                              163,400    $        7,818,690
                                                                                                       ---------------------
                                                                                                               53,074,266
-----------------------------------------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS--2.2%
AMB Property Corp.                                                                           90,700             5,519,095
-----------------------------------------------------------------------------------------------------------------------------
CBL & Associates Properties, Inc.                                                           125,600             5,894,408
                                                                                                       ---------------------
                                                                                                               11,413,503
-----------------------------------------------------------------------------------------------------------------------------
HEALTH CARE--10.9%
-----------------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.1%
Beckman Coulter, Inc.                                                                        87,700             5,658,404
-----------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--2.8%
DaVita, Inc. 1                                                                               96,500             5,268,900
-----------------------------------------------------------------------------------------------------------------------------
Health Net, Inc. 1                                                                          188,500             9,181,835
                                                                                                       ---------------------
                                                                                                               14,450,735
-----------------------------------------------------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES--2.0%
Invitrogen Corp. 1                                                                          165,400            10,127,442
-----------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--5.0%
Abbott Laboratories                                                                         211,900            11,230,700
-----------------------------------------------------------------------------------------------------------------------------
Roche Holdings AG                                                                            76,900            14,497,656
                                                                                                       ---------------------
                                                                                                               25,728,356
-----------------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--13.0%
-----------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--7.2%
DRS Technologies, Inc.                                                                      144,600             8,010,840
-----------------------------------------------------------------------------------------------------------------------------
Goodrich Corp.                                                                              123,400             6,049,068
-----------------------------------------------------------------------------------------------------------------------------
L-3 Communications Holdings, Inc.                                                           170,400            14,030,736
-----------------------------------------------------------------------------------------------------------------------------
Spirit Aerosystems Holdings, Inc., Cl. A 1                                                  295,400             9,048,102
                                                                                                       ---------------------
                                                                                                               37,138,746
-----------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--1.1%
ChoicePoint, Inc. 1                                                                         146,800             5,650,332
-----------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--1.4%
General Electric Co.                                                                        196,800             7,094,640
-----------------------------------------------------------------------------------------------------------------------------
MACHINERY--3.3%
Actuant Corp., Cl. A                                                                         69,000             3,435,510
-----------------------------------------------------------------------------------------------------------------------------
Joy Global, Inc.                                                                            173,000             8,039,310
-----------------------------------------------------------------------------------------------------------------------------
Oshkosh Truck Corp.                                                                          98,400             5,195,520
                                                                                                       ---------------------
                                                                                                               16,670,340
-----------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--11.3%
-----------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--0.8%
Motorola, Inc.                                                                              225,900             4,484,115
-----------------------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--4.7%
Amphenol Corp., Cl. A                                                                       104,700             7,090,284
-----------------------------------------------------------------------------------------------------------------------------
CDW Corp.                                                                                   128,500             8,245,845
-----------------------------------------------------------------------------------------------------------------------------
Jabil Circuit, Inc.                                                                         362,200             8,689,178
                                                                                                       ---------------------
                                                                                                               24,025,307
-----------------------------------------------------------------------------------------------------------------------------
IT SERVICES--1.3%
CACI International, Inc., Cl. A 1                                                           139,400             6,555,982
-----------------------------------------------------------------------------------------------------------------------------
OFFICE ELECTRONICS--1.9%
Zebra Technologies Corp., Cl. A 1                                                           284,200             9,853,214

                 2 | Oppenheimer Quest Capital Value Fund, Inc.

Oppenheimer Quest Capital Value Fund, Inc.

STATEMENT OF INVESTMENTS   JANUARY 31, 2007  /  UNAUDITED

                                                                                            Shares                 Value
-----------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--2.6%
KLA-Tencor Corp.                                                                            160,800    $        7,916,184
-----------------------------------------------------------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co. Ltd., ADR                                            486,544             5,308,195
                                                                                                       ---------------------
                                                                                                               13,224,379
-----------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--4.7%
-----------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.1%
Windstream Corp.                                                                            375,602             5,588,958
-----------------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--3.6%
Alltel Corp.                                                                                 72,700             4,455,783
-----------------------------------------------------------------------------------------------------------------------------
NII Holdings, Inc. 1                                                                         81,700             6,029,460
-----------------------------------------------------------------------------------------------------------------------------
Sprint Nextel Corp.                                                                         445,000             7,934,350
                                                                                                       ---------------------
                                                                                                               18,419,593
-----------------------------------------------------------------------------------------------------------------------------
UTILITIES--5.5%
-----------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--2.4%
Duke Energy Corp.                                                                           629,300            12,390,917
-----------------------------------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--3.1%
Dominion Resources, Inc.                                                                    137,600            11,415,296
-----------------------------------------------------------------------------------------------------------------------------
SCANA Corp.                                                                                 111,000             4,519,920
                                                                                                       ---------------------
                                                                                                               15,935,216
                                                                                                       ---------------------
Total Common Stocks (Cost $436,473,193)                                                                       504,239,967

                                                                                         Principal
                                                                                            Amount
-----------------------------------------------------------------------------------------------------------------------------
SHORT-TERM NOTES--0.7%
-----------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Board, 5%, 2/1/07 (Cost $3,700,000)                               $     3,700,000             3,700,000
-----------------------------------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $440,173,193)                                                99.0%          507,939,967
-----------------------------------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                                                 1.0             4,926,383
                                                                                 -------------------------------------------
Net Assets                                                                                    100.0%   $      512,866,350
                                                                                 ===========================================

Footnote to Statement of Investments
1. Non-income producing security.


NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Directors. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's

                 3 | Oppenheimer Quest Capital Value Fund, Inc.

Oppenheimer Quest Capital Value Fund, Inc.

STATEMENT OF INVESTMENTS   JANUARY 31, 2007  /  UNAUDITED


assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Directors.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

                 4 | Oppenheimer Quest Capital Value Fund, Inc.

Oppenheimer Quest Capital Value Fund, Inc.

STATEMENT OF INVESTMENTS   JANUARY 31, 2007  / UNAUDITED


The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

RECENT ACCOUNTING PRONOUNCEMENTS
In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of January 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of January 31, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                        $       440,173,193
                                                      ====================

Gross unrealized appreciation                         $        73,231,888
Gross unrealized depreciation                                  (5,465,114)
                                                      --------------------
Net unrealized appreciation                           $        67,766,774
                                                      ====================

                   5   |   Oppenheimer Quest Capital Value Fund, Inc.



ITEM 2. CONTROLS AND PROCEDURES.

    (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of January 31, 2007, the
         registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

    (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Quest Capital Value Fund, Inc.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: March 13, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: March 13, 2007

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: March 13, 2007